UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     August 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $340,094 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC                     COM                 00651F108     7937   798513 SH       SOLE                   798513        0        0
AMERICAN GENERAL            COM                 026351106     8161   175700 SH       SOLE                   175700        0        0
BANCWEST                    COM                 059790105      602    17500 SH       SOLE                    17500        0        0
CAMBRIDGE TECHNOLOGY        COM                 132524109      310    87600 SH       SOLE                    87600        0        0
CARDINAL HEALTH             COM                 14149Y108    23465   340078 SH       SOLE                   340078        0        0
CHEVRON CORP                COM                 166751107      217     2400 SH       SOLE                     2400        0        0
CHRIS-CRAFT INC             COM                 170520100      370     5177 SH       SOLE                     5177        0        0
CLOROX CO                   COM                 189054109    29097   859588 SH       SOLE                   859588        0        0
CROMPTON CORP               COM                 227116100     4649   426477 SH       SOLE                   426477        0        0
CYPRESS SEMICONDUCTOR       SUB DB 3 75% 05     232806AF6     7959  9560000 PRN      SOLE                  9560000        0        0
CYPRESS SEMICONDUCTOR       COM                 232806109      402    16850 SH       SOLE                    16850        0        0
DIGITAL ISLAND              SUB DB 6% 05        25385NAA9      999  1000000 PRN      SOLE                  1000000        0        0
EXXON MOBIL                 COM                 30231G102      319     3648 SH       SOLE                     3648        0        0
FEDERAL HOME LOAN MORT      COM                 313400301    31666   465340 SH       SOLE                   465340        0        0
FEDERAL NATIONAL MORT       COM                 313586109      323     3800 SH       SOLE                     3800        0        0
HEARTPORT INC               SUB DB 7 25% 04     421969AC0     1030  1000000 PRN      SOLE                  1000000        0        0
I2 TECHNOLOGIES             SUB DB 5 25% 06     465754AF6      998  1125000 PRN      SOLE                  1125000        0        0
JUNIPER NETWORKS            SUB DB 4 75% 07     48203RAA2      888  1250000 PRN      SOLE                  1250000        0        0
LIZ CLAIBORNE INC           COM                 539320101    15490   307037 SH       SOLE                   307037        0        0
MCDONALDS CORP              COM                 580135101     1814    67050 SH       SOLE                    67050        0        0
MESSAGEMEDIA INC            COM                 590787107       82   149100 SH       SOLE                   149100        0        0
MICROSOFT CORPORATION       COM                 594918104    11705   160338 SH       SOLE                   160338        0        0
NETWORK APPLIANCE           COM                 64120L104      137    10000 SH       SOLE                    10000        0        0
NIKE INC CLASS B            CL B                654106103    17975   428088 SH       SOLE                   428088        0        0
PROGRESSIVE CORP            COM                 743315103    36961   273400 SH       SOLE                   273400        0        0
ROXIO CORP                  COM                 780008108     1824   140307 SH       SOLE                   140307        0        0
SAFEWAY                     COM                 786514208    10087   210150 SH       SOLE                   210150        0        0
SBC COMMUNICATIONS          COM                 78387G103      214     5351 SH       SOLE                     5351        0        0
SEALED AIR CORP             COM                 81211K100    20331   545800 SH       SOLE                   545800        0        0
SEALED AIR PREFERRED A      PFD CV              81211K209    16904   423120 SH       SOLE                   423120        0        0
SJW CORPORATION             COM                 784305104      291     3400 SH       SOLE                     3400        0        0
STRYKER CORP                COM                 863667101     6875   125338 SH       SOLE                   125338        0        0
VIACOM INC CLASS B          CLB                 925524308    34490   666469 SH       SOLE                   666469        0        0
WATERS CORP                 COM                 941848103    10760   389700 SH       SOLE                   389700        0        0
WELLS FARGO & CO            COM                 949746101    34762   748703 SH       SOLE                   748703        0        0